14. EQUITY (Details 2)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Dividend yield	0.00%	0.00%
Expected life	1 year
Expected volatility	125.00%
Risk free interest rate	2.00%
Minimum [Member]
Expected life		1 year
Expected volatility		125.00%
Risk free interest rate		2.02%
Maximum [Member]
Expected life		2 years
Expected volatility		145.00%
Risk free interest rate		2.14%